Submission	Dec. 19, 2024
Submission [Line Items]
Central Index Key	0001163653
Registrant Name	NOMURA HOLDINGS, INC.
Registration File Number	333-283915
Form Type	F-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES